Note 6 - Revenues (Details Textual)	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2019 USD ($) g	Dec. 31, 2018 USD ($) oz
Statement Line Items [Line Items]
Deferred income		$ 4,486,000	$ 3,769,000
Increase (decrease) through cumulative catch-up adjustments to revenue arising from change in estimate of transaction price, contract liabilities		100,000	800,000
Per-ounce price of gold delivered during the period		$ 604	$ 600
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Percent of gold production required to be sold		20.00%	20.00%
Gold sold during period		9,164	8,947
Gold sold during period, average price		$ 458	$ 453
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member] | Annual inflation [member]
Statement Line Items [Line Items]
Purchase agreement, annual inflation increase, percent	1.00%	1.00%
Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
New stream agreement, percentage of gold equivalent production, counter party		25.00%
New stream agreement, ongoing payments, upper range limit		$ 600
New stream agreement, percentage of annual inflation adjustment		1.00%
Ounces of gold delivered during period		44,667	21,962